iShares®

iShares, Inc.

Supplement dated October 9, 2007

to the Statement of Additional Information (“SAI”) dated January 1, 2007 for the following funds of iShares, Inc. (the “Company”):

iShares MSCI Australia Index Fund	iShares MSCI Malaysia Index Fund
iShares MSCI Austria Index Fund	iShares MSCI Mexico Index Fund
iShares MSCI Belgium Index Fund	iShares MSCI Netherlands Index Fund
iShares MSCI Brazil Index Fund	iShares MSCI Pacific ex-Japan Index Fund
iShares MSCI Canada Index Fund	iShares MSCI Singapore Index Fund
iShares MSCI Emerging Markets Index Fund	iShares MSCI South Africa Index Fund
iShares MSCI EMU Index Fund	iShares MSCI South Korea Index Fund
iShares MSCI France Index Fund	iShares MSCI Spain Index Fund
iShares MSCI Germany Index Fund	iShares MSCI Sweden Index Fund
iShares MSCI Hong Kong Index Fund	iShares MSCI Switzerland Index Fund
iShares MSCI Italy Index Fund	iShares MSCI Taiwan Index Fund
iShares MSCI Japan Index Fund	iShares MSCI United Kingdom Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the “Purchase and Issuance of Creation Unit Aggregations” section beginning on page 41 of the SAI.

As of October 9, 2007, consideration for purchase of a Creation Unit of shares of the iShares MSCI Emerging Markets Index Fund (the “Fund”) will consist partially of cash.

In addition, an Authorized Participant who wishes to submit an irrevocable order to purchase or redeem shares of the Fund must do so by 5:00 p.m. (Eastern time) on any Business Day in order to receive the next Business Day’s NAV. Previously the cut-off time for submission of orders to purchase or redeem shares was 4:00pm (Eastern time) on any Business Day to receive that Business Day’s NAV. Orders to purchase or redeem shares of the Fund that are submitted on the Business Day immediately preceding a holiday or day (other than a weekend) when the equity markets in Brazil, Malaysia, South Korea and Taiwan are closed will not be accepted.

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for the iShares MSCI Index Funds named above.

iShares® is a registered trademark of Barclays Global Investors, N.A.

BGI-A-030-10007

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